Foresight Value Fund
RISK/RETURN
Investment Objective
The primary investment objective of the Fund is long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Foresight Value Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (Applies only to redemptions within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Foresight Value Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.65%
Total Annual Fund Operating Expenses		2.65%
Fee Waiver and/or Expense Reimbursement	[1]	(1.40%)
Net Annual Fund Operating Expenses		1.25%
[1]	The Adviser has contractually agreed to waive all or a portion of its fee and, to extent necessary, reimburse Fund expenses in order to limit the total Fund operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This agreement will remain in effect for no less than one year if approved annually by the Board of Directors.

Example

The following example is intended to help in comparing the cost of investing in the Fund with the cost of investing in other mutual funds and assumes:

·$10,000 is invested in the Fund for the time periods indicated and then all shares are redeemed at the end of these periods.

·The investment has a 5% return each year.

·The Fund's total operating expenses remain costant at 1.25% for the first year and at 2.65% for subsequent years.

Investor's actual costs may be higher or lower than those indicated below.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Foresight Value Fund	128	680	1,279	2,871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective while limiting downside risk by investing in a portfolio typically consisting of fifteen to thirty common stocks that Foresight Asset Management, LLC, the Fund's Investment Adviser (the "Adviser"), believes to be undervalued. The Adviser considers a company undervalued when its equity trades at prices that value the company significantly less than what the Adviser believes to be its intrinsic or underlying business value. The intrinsic value of a company is the greater of either its value as a going concern, or the value that would be realized if operations were terminated and all assets sold.

Principal Investment Risks

There are certain risks associated with investing in the Fund. Common to these risks is the possibility that the Fund's share price may decline,

so when you sell your shares you may lose money. The principal risks are as follows:

· As with all equity funds, the Fund's share price may decline in value due to a decline in the overall stock market, weakness in a particular sector or events that adversely affect a specific company in which the Fund owns stock. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.

· There is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic value analysis. In either case the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.

· As is the case for any mutual fund, the Fund may not succeed in achieving its investment objective.

Performance Information

The bar chart below and performance table that follows give some indication of the risk of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's total return for one year and since its inception date to that of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

The Fund can experience short-term performance swings, as evidenced by the best and worst calendar quarter returns during the period depicted.

Returns are based on changes in principal value, reinvested dividends and capital gains distributions, if any. The S&P 500 index is an unmanaged,

capitalization-weighted index of the common stocks of 500 major U.S. corporations.  Returns for the S&P 500 index do not include expenses, which are deducted from Fund returns, or taxes.

Year Ended December 31

During the periods shown, the highest return for a quarter was 45.86% (2nd quarter, 2009) and the lowest return was -46.78% (4th quarter, 2008).

Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Foresight Value Fund	(18.79%)	(9.77%)	(2.78%)	Jan 15, 2004
Foresight Value Fund After Taxes on Distributions	(18.79%)	(10.10%)	(3.20%)
Foresight Value Fund After Taxes on Distributions and Sales	(15.97%)	(7.89%)	(1.02%)
Foresight Value Fund Benchmark S&P 500 Index	2.11%	(0.25%)	3.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Foresight Funds Inc
Central Index Key	dei_EntityCentralIndexKey	0001202116
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Foresight Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The primary investment objective of the Fund is long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help in comparing the cost of investing in the Fund with the cost of investing in other mutual funds and assumes:

·$10,000 is invested in the Fund for the time periods indicated and then all shares are redeemed at the end of these periods.

·The investment has a 5% return each year.

·The Fund's total operating expenses remain costant at 1.25% for the first year and at 2.65% for subsequent years.

Investor's actual costs may be higher or lower than those indicated below.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective while limiting downside risk by investing in a portfolio typically consisting of fifteen to thirty common stocks that Foresight Asset Management, LLC, the Fund's Investment Adviser (the "Adviser"), believes to be undervalued. The Adviser considers a company undervalued when its equity trades at prices that value the company significantly less than what the Adviser believes to be its intrinsic or underlying business value. The intrinsic value of a company is the greater of either its value as a going concern, or the value that would be realized if operations were terminated and all assets sold.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There are certain risks associated with investing in the Fund. Common to these risks is the possibility that the Fund's share price may decline, so when you sell your shares you may lose money. The principal risks are as follows:

· As with all equity funds, the Fund's share price may decline in value due to a decline in the overall stock market, weakness in a particular sector or events that adversely affect a specific company in which the Fund owns stock. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.

· There is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic value analysis. In either case the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.

· As is the case for any mutual fund, the Fund may not succeed in achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price may decline, so when you sell your shares you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below and performance table that follows give some indication of the risk of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's total return for one year and since its inception date to that of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

The Fund can experience short-term performance swings, as evidenced by the best and worst calendar quarter returns during the period depicted.

Returns are based on changes in principal value, reinvested dividends and capital gains distributions, if any. The S&P 500 index is an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations.  Returns for the S&P 500 index do not include expenses, which are deducted from Fund returns, or taxes.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and performance table that follow give some indication of the risk of an investment in the Fund by showing changes in the Fund's performance from year to year and and by comparing the Fund's total return for one year and since it's inception date to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 378-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.foresightfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Year Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown, the highest return for a quarter was 45.86% (2nd quarter, 2009) and the lowest return was -46.78% (4th quarter, 2008).

Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.86%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(46.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Foresight Value Fund | Benchmark S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Foresight Value Fund | Foresight Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,871
Annual Return 2005	rr_AnnualReturn2005	(2.26%)
Annual Return 2006	rr_AnnualReturn2006	15.83%
Annual Return 2007	rr_AnnualReturn2007	(10.91%)
Annual Return 2008	rr_AnnualReturn2008	(59.93%)
Annual Return 2009	rr_AnnualReturn2009	88.30%
Annual Return 2010	rr_AnnualReturn2010	9.57%
Annual Return 2011	rr_AnnualReturn2011	(18.79%)
1 Year	rr_AverageAnnualReturnYear01	(18.79%)
5 Years	rr_AverageAnnualReturnYear05	(9.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2004
Foresight Value Fund | Foresight Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.79%)
5 Years	rr_AverageAnnualReturnYear05	(10.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)
Foresight Value Fund | Foresight Value Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.97%)
5 Years	rr_AverageAnnualReturnYear05	(7.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)

[1]	The Adviser has contractually agreed to waive all or a portion of its fee and, to extent necessary, reimburse Fund expenses in order to limit the total Fund operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This agreement will remain in effect for no less than one year if approved annually by the Board of Directors.